Employee benefits, Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Plan assets [Abstract]
Balance at beginning of period	$ 151,481	$ 176,606
Plan contributions	7,315	7,617
Interests on plan assets	(257)	(208)
Miscellaneous	356	0
Balance at end of period	150,197	151,481
Plan Assets [Member]
Plan assets [Abstract]
Balance at beginning of period	3,030	3,126
Expected return on assets	(356)	310
Plan contributions	7,315	7,617
Benefits paid	(7,315)	(7,617)
Interests on plan assets	257	208
Miscellaneous	0	(614)
Balance at end of period	$ 2,931	$ 3,030